Equity - Subordinated notes - Tabular disclosure - General information (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
	Nov. 05, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Nov. 05, 2021 EUR (€)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.375%
Subordinated notes				€ 4,950		€ 5,497			€ 5,803
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value				44	£ 39
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 1,000
Rate																4.25%	4.25%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 1,000
Rate																5.25%	5.25%
Subordinated notes				1,000		1,000			1,000
Subordinated notes, residual nominal value				1,000
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 782	£ 650
Rate																5.88%	5.88%
Subordinated notes									514
Subordinated notes, issue or (redemption) value | $			$ (514)
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														4.00%	4.00%
Subordinated notes									118
Subordinated notes, issue or (redemption) value | $			(118)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,250
Rate														5.00%	5.00%
Subordinated notes				1,250		1,250			1,250
Subordinated notes, residual nominal value				1,250
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 771	£ 600
Rate														5.75%	5.75%
Subordinated notes						547			721
Subordinated notes, issue or (redemption) value | $		$ (547)	$ (174)
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1		€ 1,000
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													2.38%
Subordinated notes				1,000		1,000			1,000
Subordinated notes, residual nominal value				1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 700		€ 500
Rate												1.75%
Subordinated notes				500		500			500
Subordinated notes, residual nominal value				500
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 700
Rate										1.75%
Subordinated notes				700		€ 700			€ 700
Subordinated notes, residual nominal value				700
Subordinated Debt 1.375 Percent Issued May 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.38%
Subordinated Debt, 1.38 Percent, Issued November 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.38%
Subordinated notes				500			€ 500
Subordinated notes, issue or (redemption) value | $	$ 500
Subordinated notes, residual nominal value				€ 500